Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014
C000006424 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Tax-Free Colorado Fund (Class A) – including sales charge
Account Value	$ 12,254	$ 12,254	$ 12,254	$ 11,163	$ 11,207	$ 12,383	$ 11,714	$ 11,496	$ 10,695	$ 10,566	$ 10,539	$ 9,817	$ 9,550
Average Annual Return, Percent	4.81%	0.34%	2.05%
C000006424 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Tax-Free Colorado Fund (Class A) – excluding sales charge
Average Annual Return, Percent	9.77%	1.27%	2.52%
C000006426 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Tax-Free Colorado Fund (Class C) – including sales charge
Account Value	$ 11,904	$ 11,904	$ 11,904	10,916	11,041	12,299	11,725	11,593	10,868	10,817	10,869	10,202	10,000
Average Annual Return, Percent	8.05%	0.52%	1.76%
C000006426 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Tax-Free Colorado Fund (Class C) – excluding sales charge
Average Annual Return, Percent	9.05%	0.52%	1.76%
C000135931 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Tax-Free Colorado Fund (Institutional Class) – including sales charge
Account Value	$ 13,152	$ 13,152	$ 13,152	11,951	11,968	13,190	12,446	12,184	11,307	11,143	11,087	10,302	10,000
Average Annual Return, Percent	10.05%	1.53%	2.78%
C000135931 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Tax-Free Colorado Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	10.05%	1.53%	2.78%
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,708	$ 12,708	$ 12,708	$ 11,979	$ 11,778	$ 12,891	$ 12,468	$ 12,077	$ 11,108	$ 11,054	$ 10,958	$ 10,252	$ 10,000
Average Annual Return, Percent	6.09%	1.02%	2.43%